Exeter  Insurance  Fund,  Inc.
Moderate  Growth  Portfolio
Growth  Portfolio
Maximum  Horizon  Portfolio
Annual  Report
December  31,  2001

Management  Discussion  and  Analysis  -  December  31,  2001


Dear  Shareholders:

Was  there  anything  that  DIDN'T  happen  in  2001?

Most of all, it was a year that will be remembered for its dramatic events. We suffered through a day of national shock and tragedy that has taken its place among presidential assassinations and Pearl Harbor as dark days in our history. We saw the onset of the first recession in a decade, and the first back-to-back negative years for the stock market in over a quarter century. It was, without exaggeration, a year of historic difficulty.

No doubt, much of Wall Street will use these difficulties as an excuse for a second year of losses, arguing that when so much goes wrong, there is nothing one can do. In contrast, our approach demonstrated that there are sound principles which can be applied to even the most unpredictable and challenging situations. As a result, the three Insurance Fund Portfolios did considerably better than the stock market in 2001. While the market experienced a double-digit loss for the year, we were able to earn positive returns for the Moderate Growth and Growth Portfolios and we had only a slight negative return for the Maximum Horizon Portfolio.

Cumulatively, each Portfolio has earned a double-digit positive return since the bear market began back on 4/1/2000. This success is an affirmation of the fundamental investment principles you have embraced by choosing our management style. Valuations do matter. The markets and economy still go through cycles. Being a slave to market indices will lead one to overweight sectors at the worst possible times. Unexpected events -- the "exogenous shocks" of economics textbooks -- do happen, and they have more potential to disrupt the markets than to support them. Intelligent diversification can smooth out the market's journey.

Looking ahead, a fourth quarter rally had optimistic observers claiming that the troubles were over, because the market was able to "look through" the recession and anticipate the subsequent recovery. While short-term rates are at forty-year lows and the government is well positioned to provide fiscal stimulus, we don't think it will all be smooth sailing. Those positive forces will have to overcome negatives such as high valuations, heavily-indebted consumers, and capacity utilization rates that are too low to encourage business investment. The reality is a mix of good and bad, and the market has been swinging between extremes of seeing only the good and only the bad. This has naturally led to some considerable volatility.

Not that volatility need be all bad. Indeed, in a predominantly negative environment, volatility can represent your best chance to actually make some money, by actively adjusting to the changes in the market. The highly changeable environment of the past couple years has necessitated some especially agile investing. The best example was in late September, when the market was hitting a three-year low, and we decisively launched one of the heaviest buying initiatives in our history. We had a sense of urgency due to our knowledge that market panics are often short-lived. This action was rewarded with a strong fourth quarter bounce, to the extent that we were already selling some stocks by year-end.

Throughout, our fundamental strategies have been our guide. The days when those strategies seemed too conservative, because they kept us out of the dot.com bubble, seem far behind. We've not only been rewarded for that discipline, but we've had a clear basis for action in the volatile environment that followed. All of this is a reminder of why it is so important to judge investment returns over a full market cycle -- strong performance in difficult markets can more than make up for a couple years of trailing a bull market.

With the completion of another successful year of investing, you are to be congratulated on your willingness to stand apart from the crowd by taking a distinctive and disciplined investment approach. As has been the case in the long run, being apart from the crowd in 2001 enabled you to finish ahead of it.

Sincerely,

Exeter  Asset  Management

Performance  Update  as  of  December  31,  2001


Exeter  Insurance  Fund,  Inc.  -
Moderate  Growth  Portfolio




                                Total Return
                                ------------
Through     Growth of $10,000                  Average
12/31/01        Investment       Cumulative     Annual
------------------------------------------------------
One Year    $           10,342          3.42%     3.42%
Five Year   $           14,669         46.69%     7.96%
Inception1  $           14,831         48.31%     7.92%




Lehman  Brothers  Intermediate  Bond  Index2




                                Total Return
                                ------------
Through     Growth of $10,000                  Average
12/31/01        Investment       Cumulative     Annual
------------------------------------------------------
One Year    $           10,896          8.96%     8.96%
Five Year   $           14,089         40.89%     7.09%
Inception1  $           14,184         41.84%     6.99%




30-70  Blended  Index3




                                Total Return
                                ------------
Through     Growth of $10,000                  Average
12/31/01        Investment       Cumulative     Annual
------------------------------------------------------
One Year    $           10,274          2.74%     2.74%
Five Year   $           15,065         50.65%    14.62%
Inception1  $           15,383         53.83%     8.69%




[graphic]
[line  chart]

Data  for  line  chart  to  follow:




          Exeter Insurance Fund, Inc. -       Lehman Brothers
Date        Moderate Growth Portfolio     Intermediate Bond index   30-70 Blended Index
11/01/96  $                       10,000  $                 10,000  $             10,000
12/31/96                          10,110                    10,067                10,211
12/31/97                          11,397                    10,859                11,764
12/31/98                          12,109                    11,775                13,501
12/31/99                          12,601                    11,821                14,360
12/31/00                          14,340                    13,017                14,972
12/31/01                          14,831                    14,184                15,383




[graphic]
[pie  chart]


Portfolio  Composition  -  Moderate  Growth  Portfolio  -  As  of  12/31/01

Stocks  -  40.42%
Bonds  -  57.10%
Cash,  short-term  investments  and  other  assets,  less  liabilities  -  2.48%


1Performance numbers for the Portfolio and Indices are calculated from November 1, 1996, the Portfolio's inception date. The Portfolio's performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Portfolio's performance is historical and may not be indicative of future results.

2The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 3,514 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

3The 30-70 Blended Index is 30% S&P 500 Total Return Index and 70% Lehman Brothers Intermediate Bond Index (see note 2 above). The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

Performance  Update  as  of  December  31,  2001


Exeter  Insurance  Fund,  Inc.  -
Growth  Portfolio




                                Total Return
                                ------------
Through     Growth of $10,000                  Average
12/31/01        Investment       Cumulative     Annual
------------------------------------------------------
One Year    $           10,527          5.27%     5.27%
Five Year   $           16,990         69.90%    11.18%
Inception1  $           17,415         74.15%    11.33%




Lehman  Brothers  Intermediate  Bond  Index2




                                Total Return
                                ------------
Through     Growth of $10,000                  Average
12/31/01        Investment       Cumulative     Annual
------------------------------------------------------
One Year    $           10,896          8.96%     8.96%
Five Year   $           14,089         40.89%     7.09%
Inception1  $           14,184         41.84%     6.99%




50-50  Blended  Index3




                                Total Return
                                ------------
Through     Growth of $10,000                  Average
12/31/01        Investment       Cumulative     Annual
------------------------------------------------------
One Year    $            9,834         -1.66%    -1.66%
Five Year   $           15,743         57.43%     9.50%
Inception1  $           16,232         62.32%     9.82%




[graphic]
[line  chart]

Data  for  line  chart  to  follow:




          Exeter Insurance Fund, Inc. -       Lehman Brothers
Date             Growth Portfolio         Intermediate Bond Index   50-50 Blended Index
11/01/96  $                       10,000  $                 10,000  $             10,000
12/31/96                          10,250                    10,067                10,311
12/31/97                          12,221                    10,859                12,495
12/31/98                          12,474                    10,844                14,874
12/31/99                          14,062                    11,821                16,332
12/31/00                          16,532                    13,017                16,507
12/31/01                          17,415                    14,184                16,232




[graphic]
[pie  chart]

Portfolio  Composition  -  Growth  Portfolio  -  As  of  12/31/01

Stocks  -  59.28%
Bonds  -  37.56%
Cash,  short-term  investments,  and  other  assets,  less  liabilities  - 3.16%


1Performance numbers for the Portfolio and Indices are calculated from November 1, 1996, the Portfolio's inception date. The Portfolio's performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Portfolio's performance is historical and may not be indicative of future results.

2The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 3,514 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

3The 50-50 Blended Index is 50% S&P 500 Total Return Index and 50% Lehman Brothers Aggregate Bond Index. The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. The Lehman Brothers Aggregate Bond Index is a market value weighted measure of approximately 6,759 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

Performance  Update  as  of  December  31,  2001


Exeter  Insurance  Fund,  Inc.  -
Maximum  Horizon  Portfolio




                                Total Return
                                ------------
Through     Growth of $10,000                  Average
12/31/01        Investment       Cumulative     Annual
------------------------------------------------------
One Year    $            9,869         -1.31%    -1.31%
Five Year   $           20,455        104.55%    15.38%
Inception1  $           21,355        113.55%    15.81%




Standard  &  Poor's  (S&P)  500  Total  Return  Index2




                                Total Return
                                ------------
Through     Growth of $10,000                  Average
12/31/01        Investment       Cumulative     Annual
------------------------------------------------------
One Year    $            8,812        -11.88%   -11.88%
Five Year   $           16,624         66.24%    10.69%
Inception1  $           17,526         75.26%    11.46%




[graphic]
[line  chart]

Data  for  line  chart  to  follow:




          Exeter Insurance Fund, Inc. -   Standard & Poor's (S&P)
Date        Maximum Horizon Portfolio      500 Total Return Index
11/01/96  $                       10,000  $                 10,000
12/31/96                          10,440                    10,542
12/31/97                          12,913                    14,057
12/31/98                          13,418                    18,076
12/31/99                          18,017                    21,879
12/31/00                          21,638                    19,887
12/31/01                          21,355                    17,526




[graphic]
[pie  chart]

Portfolio  Composition  -  Maximum  Horizon  Portfolio  -  As  of  12/31/01

Stocks  -  80.42%
Bonds  -  15.00%
Cash,  short-term  investments,  and  other  assets,  less  liabilities  - 4.58%


1Performance numbers for the Portfolio and Indices are calculated from November 1, 1996, the Portfolio's inception date. The Portfolio's performance does not reflect the deduction of expenses that a shareholder would pay on fund distributions or the redemption of shares. The Portfolio's performance is historical and may not be indicative of future results.

2The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

Investment  Portfolio  -  December  31,  2001





                                                                                  EXETER INSURANCE FUND, INC.
                                                     ---------------------------------------------------------------------------
                                                                    MODERATE GROWTH                    GROWTH       MAXIMUM HORIZON
                                                                        PORTFOLIO                    PORTFOLIO        PORTFOLIO
                                                     ---------------------------------------------------------------------------
                                                                                   VALUE                        VALUE
                                                             SHARES              (NOTE 2)        SHARES       (NOTE 2)   SHARES
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                                         40.42%                      59.28%
--------------------------------------------------------------------------------------------------------------------------------
AGRICULTURAL PRODUCTION                                                                  -                        0.18%
--------------------------------------------------------------------------------------------------------------------------------
Delta & Pine Land Co.                                                        -  $        -                50  $  1,131        -
Sylvan, Inc.*                                                                -           -                75       844        -
                                                                                -----------                   ---------
                                                                                         -                       1,975
                                                                                -----------                   ---------
APPAREL                                                                                  -                        0.06%
--------------------------------------------------------------------------------------------------------------------------------
Tommy Hilfiger Corp.* (Hong Kong) (Note 6)                                   -           -                50       688        -
                                                                                -----------                   ---------
AMUSEMENT & RECREATION SERVICES                                                          -                        0.06%
--------------------------------------------------------------------------------------------------------------------------------
Sun International Hotels Ltd.* (Bahamas) (Note 6)                            -           -                25       634        -
                                                                                -----------                   ---------
CHEMICAL & ALLIED PRODUCTS                                                           12.15%                      15.92%
--------------------------------------------------------------------------------------------------------------------------------
AGRICULTURAL CHEMICALS                                                                3.75%                       4.56%
Agrium, Inc. (Canada) (Note 6)                                               -           -               125     1,325        -
IMC Global, Inc.                                                             -           -                25       325        -
Monsanto Co.                                                                 -           -                25       845        -
The Scotts Co.*                                                              -           -                25     1,190        -
Pharmacia Corp.                                                            300      12,795               750    31,987      225
Syngenta AG - ADR* (Switzerland) (Note 6)                                  525       5,565             1,475    15,635      450
                                                                                -----------                   ---------
                                                                                    18,360                      51,307
                                                                                -----------                   ---------
PHARMACEUTICAL PREPARATIONS                                                           3.59%                       5.30%
Bristol-Myers Squibb Co.                                                    75       3,825               200    10,200       50
ICN Pharmaceuticals, Inc.                                                    -           -                75     2,512        -
Merck & Company, Inc.                                                       50       2,940               200    11,760       50
Merck KGaA (Germany) (Note 6)                                                -           -                25       915        -
Novartis AG - ADR (Switzerland) (Note 6)                                   100       3,650               350     2,775      100
Pliva d.d. - GDR (Croatia) (Note 6)                                          -           -                25       252        -
PRAECIS Pharmaceuticals, Inc.*                                               -           -               125       727        -
Schering-Plough Corp.                                                      200       7,162               575    20,591      175
                                                                                -----------                   ---------
                                                                                    17,577                      59,732
                                                                                -----------                   ---------
PLASTIC MATERIALS                                                                     1.00%                       1.15%
Eastman Chemical Co.                                                       125       4,878               300    11,706       75
PolyOne Corp.                                                                -           -               125     1,225        -
                                                                                -----------                   ---------
                                                                                     4,878                      12,931
                                                                                -----------                   ---------
MISCELLANEOUS                                                                         3.81%                       4.91%
Bayer AG (Germany) (Note 6)                                                300       9,536               825    26,224      250
Estee Lauder Companies, Inc.                                               100       3,206               325    10,419      100
Minerals Technologies, Inc.                                                  -           -                 -         -       75
Procter & Gamble Co.                                                        75       5,935               150    11,869       50
Sigma-Aldrich Corp.                                                          -           -               150     5,911       75
Techne Corp.*                                                                -           -                25       921        -
                                                                                -----------                   ---------
                                                                                    18,677                      55,344
                                                                                -----------                   ---------
                                                                                    59,492                     179,314
                                                                                -----------                   ---------





                                               MAXIMUM HORIZON
                                                   PORTFOLIO
                                              -----------------
                                                     VALUE
                                                   (NOTE 2)
------------------------------------------------------------
COMMON STOCK                                          80.42%
------------------------------------------------------------
AGRICULTURAL PRODUCTION                                   -
------------------------------------------------------------
Delta & Pine Land Co.                              $      -
Sylvan, Inc.*                                             -
                                                   ---------
                                                          -
                                                   ---------
APPAREL                                                   -
------------------------------------------------------------
Tommy Hilfiger Corp.* (Hong Kong) (Note 6)                -
                                                   ---------
AMUSEMENT & RECREATION SERVICES                           -
------------------------------------------------------------
Sun International Hotels Ltd.* (Bahamas) (Note 6)         -
                                                   ---------
CHEMICAL & ALLIED PRODUCTS                            18.48%
------------------------------------------------------------
AGRICULTURAL CHEMICALS                                 4.89%
Agrium, Inc. (Canada) (Note 6)                            -
IMC Global, Inc.                                          -
Monsanto Co.                                              -
The Scotts Co.*                                           -
Pharmacia Corp.                                       9,596
Syngenta AG - ADR* (Switzerland) (Note 6)             4,770
                                                   ---------
                                                     14,366
                                                   ---------
PHARMACEUTICAL PREPARATIONS                            5.25%
Bristol-Myers Squibb Co.                              2,550
ICN Pharmaceuticals, Inc.                                 -
Merck & Company, Inc.                                 2,940
Merck KGaA (Germany) (Note 6)                             -
Novartis AG - ADR (Switzerland) (Note 6)              3,650
Pliva d.d. - GDR (Croatia) (Note 6)                       -
PRAECIS Pharmaceuticals, Inc.*                            -
Schering-Plough Corp.                                 6,267
                                                   ---------
                                                     15,407
                                                   ---------
PLASTIC MATERIALS                                      1.00%
Eastman Chemical Co.                                  2,926
PolyOne Corp.                                             -
                                                   ---------
                                                      2,926
                                                   ---------
MISCELLANEOUS                                          7.34%
Bayer AG (Germany) (Note 6)                           7,947
Estee Lauder Companies, Inc.                          3,206
Minerals Technologies, Inc.                           3,498
Procter & Gamble Co.                                  3,956
Sigma-Aldrich Corp.                                   2,956
Techne Corp.*                                             -
                                                   ---------
                                                     21,563
                                                   ---------
                                                     54,262
                                                   ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  December  31,  2001





                                                                                 EXETER INSURANCE FUND, INC.
                                                         ---------------------------------------------------------------------
                                                                           MODERATE GROWTH                     GROWTH
                                                                              PORTFOLIO                       PORTFOLIO
                                                         ---------------------------------------------------------------------
                                                                                         VALUE                        VALUE
                                                                   SHARES              (NOTE 2)        SHARES       (NOTE 2)
------------------------------------------------------------------------------------------------------------------------------
COMPUTER PROGRAMMING, DATA PROCESSING, & RELATED
SERVICES                                                                                    1.60%                       2.91%
------------------------------------------------------------------------------------------------------------------------------
COMPUTER INTEGRATED SYSTEMS DESIGN                                                             -                        0.22%
Eclipsys Corp.*                                                                    -  $        -                25  $    419
IDX Systems Corp.*                                                                 -           -                50       651
Sabre Holdings Corp.*                                                              -           -                25     1,059
Unisys Corp.*                                                                      -           -                25       313
                                                                                      -----------                   ----------
                                                                                               -                       2,442
                                                                                      -----------                   ----------
COMPUTER PROGRAMMING & DATA PROCESSING                                                         -                        0.23%
Electronic Data Systems Corp.                                                      -           -                25     1,714
ProQuest Co.*                                                                      -           -                25       848
                                                                                      -----------                   ----------
                                                                                               -                       2,562
                                                                                      -----------                   ----------
PREPACKAGED SOFTWARE                                                                        1.60%                       2.46%
MatrixOne, Inc.*                                                                   -           -               100     1,299
Microsoft Corp.*                                                                   -           -                25     1,656
Oracle Corp.*                                                                      -           -                25       345
Parametric Technology Corp.*                                                   1,000       7,810             2,950    23,039
Satyam Computer Services Ltd. - ADR (India) (Note 6)                               -           -                25       275
VERITAS Software Corp.*                                                            -           -                25     1,121
                                                                                      -----------                   ----------
                                                                                           7,810                      27,735
                                                                                      -----------                   ----------
                                                                                           7,810                      32,739
                                                                                      -----------                   ----------
ELECTRIC, GAS, & SANITARY SERVICES                                                             -                        0.05%
------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc.                                                             -           -                 -         -
Cinergy Corp.                                                                      -           -                 -         -
Newpark Resources, Inc.*                                                           -           -                75       593
PPL Corp.                                                                          -           -                 -         -
                                                                                      -----------                   ----------
                                                                                               -                         593
                                                                                      -----------                   ----------
ELECTRONICS & ELECTRICAL EQUIPMENT                                                          2.29%                       3.27%
------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT                                                                       -                        0.17%
Lucent Technologies, Inc.                                                          -           -                50       314
Nortel Networks Corp. (Canada) (Note 6)                                            -           -                25       188
Research In Motion LTD* (Canada) (Note 6)                                          -           -                50     1,186
Telefonaktiebolaget LM Ericsson - ADR (Sweden) (Note 6)                            -           -                50       261
                                                                                      -----------                   ----------
                                                                                               -                       1,949
                                                                                      -----------                   ----------
SEMICONDUCTORS & RELATED DEVICES                                                            2.29%                       3.10%
Altera Corp.*                                                                      -           -                25       531
Intel Corp.                                                                        -           -                25       786
Texas Instruments, Inc.                                                          400      11,200             1,200    33,600
                                                                                      -----------                   ----------
                                                                                          11,200                      34,917
                                                                                      -----------                   ----------
                                                                                          11,200                      36,866
                                                                                      -----------                   ----------




                                                         MAXIMUM HORIZON
                                                            PORTFOLIO
                                                        -----------------
                                                                   VALUE
                                                         SHARES  (NOTE 2)
--------------------------------------------------------------------------
COMPUTER PROGRAMMING, DATA PROCESSING, & RELATED
SERVICES                                                             2.13%
--------------------------------------------------------------------------
COMPUTER INTEGRATED SYSTEMS DESIGN                                      -
Eclipsys Corp.*                                               -  $      -
IDX Systems Corp.*                                            -         -
Sabre Holdings Corp.*                                         -         -
Unisys Corp.*                                                 -         -
                                                                 ---------
                                                                        -
                                                                 ---------
COMPUTER PROGRAMMING & DATA PROCESSING                                  -
Electronic Data Systems Corp.                                 -         -
ProQuest Co.*                                                 -         -
                                                                 ---------
                                                                        -
                                                                 ---------
PREPACKAGED SOFTWARE                                                 2.13%
MatrixOne, Inc.*                                              -         -
Microsoft Corp.*                                              -         -
Oracle Corp.*                                                 -         -
Parametric Technology Corp.*                                800     6,248
Satyam Computer Services Ltd. - ADR (India) (Note 6)          -         -
VERITAS Software Corp.*                                       -         -
                                                                 ---------
                                                                    6,248
                                                                 ---------
                                                                    6,248
                                                                 ---------
ELECTRIC, GAS, & SANITARY SERVICES                                   2.95%
--------------------------------------------------------------------------
Allegheny Energy, Inc.                                       75     2,716
Cinergy Corp.                                               100     3,343
Newpark Resources, Inc.*                                      -         -
PPL Corp.                                                    75     2,614
                                                                 ---------
                                                                    8,673
                                                                 ---------
ELECTRONICS & ELECTRICAL EQUIPMENT                                   3.34%
--------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT                                                -
Lucent Technologies, Inc.                                     -         -
Nortel Networks Corp. (Canada) (Note 6)                       -         -
Research In Motion LTD* (Canada) (Note 6)                     -         -
Telefonaktiebolaget LM Ericsson - ADR (Sweden) (Note 6)       -         -
                                                                 ---------
                                                                        -
                                                                 ---------
SEMICONDUCTORS & RELATED DEVICES                                     3.34%
Altera Corp.*                                                 -         -
Intel Corp.                                                   -         -
Texas Instruments, Inc.                                     350     9,800
                                                                 ---------
                                                                    9,800
                                                                 ---------
                                                                    9,800
                                                                 ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  December  31,  2001





                                                                           EXETER INSURANCE FUND, INC.
                                                       --------------------------------------------------------------------
                                                                        MODERATE GROWTH                     GROWTH
                                                                           PORTFOLIO                       PORTFOLIO
                                                       --------------------------------------------------------------------
                                                                                       VALUE                        VALUE
                                                                 SHARES              (NOTE 2)        SHARES       (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
FOOD & KINDRED PRODUCTS                                                                   2.27%                       3.08%
---------------------------------------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                                   -  $        -                 -  $      -
Nestle S.A. (Switzerland) (Note 6)                                              25       5,330                75    15,991
Unilever plc - ADR (United Kingdom) (Note 6)                                   174       5,789               562    18,698
                                                                                    -----------                   ---------
                                                                                        11,119                      34,689
                                                                                    -----------                   ---------
GLASS PRODUCTS                                                                               -                        0.14%
---------------------------------------------------------------------------------------------------------------------------
Libbey, Inc.                                                                     -           -                25       816
Waterford Wedgwood plc (Ireland) (Note 6)                                        -           -             1,000       804
                                                                                    -----------                   ---------
                                                                                             -                       1,620
                                                                                    -----------                   ---------
HEALTH SERVICES                                                                              -                        0.05%
---------------------------------------------------------------------------------------------------------------------------
Manor Care, Inc.*                                                                -           -                25       593
                                                                                    -----------                   ---------
HOTELS, ROOMS, HOUSES, CAMPS, & OTHER LODGING PLACES                                         -                        0.08%
---------------------------------------------------------------------------------------------------------------------------
Club Mediterranee S.A. (France) (Note 6)                                         -           -                25       913
                                                                                    -----------                   ---------
INDUSTRIAL & COMMERCIAL MACHINERY  & COMPUTER
EQUIPMENT                                                                                 2.18%                       4.03%
---------------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPUTERS                                                                         -                        1.12%
Compaq Computer Corp.                                                            -           -             1,000     9,760
Dell Computer Corp.*                                                             -           -                25       679
Lexmark International, Inc.*                                                     -           -                25     1,475
SanDisk Corp.*                                                                   -           -                50       720
                                                                                    -----------                   ---------
                                                                                             -                      12,634
                                                                                    -----------                   ---------
OIL & GAS FIELD MACHINERY & EQUIPMENT                                                     2.18%                       2.91%
Baker Hughes, Inc.                                                             125       4,559               350    12,765
Cooper Cameron Corp.*                                                           50       2,018               150     6,054
Hewlett-Packard Co.                                                              -           -                25       514
Pall Corp.                                                                       -           -                25       602
Varco International, Inc.*                                                     150       2,247               425     6,367
Weatherford International, Inc.*                                                50       1,863               175     6,520
                                                                                    -----------                   ---------
                                                                                        10,687                      32,822
                                                                                    -----------                   ---------
                                                                                        10,687                      45,456
                                                                                    -----------                   ---------
METAL MINING                                                                                 -                        0.05%
---------------------------------------------------------------------------------------------------------------------------
Antofagasta plc (United Kingdom) (Note 6)                                        -           -                75       575
                                                                                    -----------                   ---------
MOTION PICTURES                                                                              -                        0.07%
---------------------------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.*                                                           -           -                25       802
                                                                                    -----------                   ---------




                                                        MAXIMUM HORIZON
                                                           PORTFOLIO
                                                       -----------------
                                                                 VALUE
                                                       SHARES  (NOTE 2)
------------------------------------------------------------------------
FOOD & KINDRED PRODUCTS                                            4.66%
------------------------------------------------------------------------
H.J. Heinz Co.                                             75  $  3,084
Nestle S.A. (Switzerland) (Note 6)                         25     5,330
Unilever plc - ADR (United Kingdom) (Note 6)              158     5,257
                                                               ---------
                                                                 13,671
                                                               ---------
GLASS PRODUCTS                                                        -
------------------------------------------------------------------------
Libbey, Inc.                                                -         -
Waterford Wedgwood plc (Ireland) (Note 6)                   -         -
                                                               ---------
                                                                      -
                                                               ---------
HEALTH SERVICES                                                       -
------------------------------------------------------------------------
Manor Care, Inc.*                                           -         -
                                                               ---------
HOTELS, ROOMS, HOUSES, CAMPS, & OTHER LODGING PLACES                  -
------------------------------------------------------------------------
Club Mediterranee S.A. (France) (Note 6)                    -         -
                                                               ---------
INDUSTRIAL & COMMERCIAL MACHINERY  & COMPUTER
EQUIPMENT                                                          5.79%
------------------------------------------------------------------------
ELECTRONIC COMPUTERS                                               2.59%
Compaq Computer Corp.                                     325     3,172
Dell Computer Corp.*                                        -         -
Lexmark International, Inc.*                               75     4,425
SanDisk Corp.*                                              -         -
                                                               ---------
                                                                  7,597
                                                               ---------
OIL & GAS FIELD MACHINERY & EQUIPMENT                              3.20%
Baker Hughes, Inc.                                        100     3,647
Cooper Cameron Corp.*                                      50     2,018
Hewlett-Packard Co.                                         -         -
Pall Corp.                                                  -         -
Varco International, Inc.*                                125     1,873
Weatherford International, Inc.*                           50     1,863
                                                               ---------
                                                                  9,401
                                                               ---------
                                                                 16,998
                                                               ---------
METAL MINING                                                          -
------------------------------------------------------------------------
Antofagasta plc (United Kingdom) (Note 6)                   -         -
                                                               ---------
MOTION PICTURES                                                       -
------------------------------------------------------------------------
AOL Time Warner, Inc.*                                      -         -
                                                               ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  December  31,  2001





                                                                                        EXETER INSURANCE FUND, INC.
                                                              ---------------------------------------------------------------------
                                                                              MODERATE GROWTH                     GROWTH
                                                                                  PORTFOLIO                      PORTFOLIO
                                                              ---------------------------------------------------------------------
                                                                                              VALUE                        VALUE
                                                                        SHARES              (NOTE 2)        SHARES       (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL & STATE COMMERCIAL BANKS                                                                2.14%                       2.89%
-----------------------------------------------------------------------------------------------------------------------------------
Bank of New York Company, Inc.                                                        100  $    4,080               325  $ 13,260
MBNA Corp.                                                                             75       2,640               200     7,040
Mellon Financial Corp.                                                                100       3,762               325    12,227
State Street Corp.                                                                      -           -                 -         -
                                                                                           -----------                   ----------
                                                                                               10,482                      32,527
                                                                                           -----------                   ----------
NON-DEPOSITORY CREDIT INSTITUTIONS                                                                  -                           -
-----------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                    -           -                 -         -
                                                                                           -----------                   ----------
OIL & GAS EXTRACTION & RELATED SERVICES                                                          4.98%                       6.65%
-----------------------------------------------------------------------------------------------------------------------------------
Atwood Oceanics, Inc.*                                                                  -           -                25       871
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 6)                          350       7,780             1,050    23,341
Pride International, Inc.*                                                              -           -                50       755
Schlumberger Ltd.                                                                     225      12,364               650    35,718
Stolt Offshore S.A. - ADR* (United Kingdom) (Note 6)                                    -           -                75       675
Transocean Sedco Forex, Inc.                                                          125       4,228               400    13,528
                                                                                           -----------                   ----------
                                                                                               24,372                      74,888
                                                                                           -----------                   ----------
PAPER & ALLIED PRODUCTS                                                                          0.61%                       1.45%
-----------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A. - ADR (Brazil) (Note 6)                                           -           -               325     5,908
Kimberly-Clark Corp.                                                                   50       2,990               175    10,465
                                                                                           -----------                   ----------
                                                                                                2,990                      16,373
                                                                                           -----------                   ----------
PRIMARY METAL INDUSTRIES                                                                            -                        0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Intermet Corp.                                                                          -           -                75       251
Norddeutsche Affinerie AG (Germany) (Note 6)                                            -           -                75       948
Texas Industries, Inc.                                                                  -           -                25       923
                                                                                           -----------                   ----------
                                                                                                    -                       2,122
                                                                                           -----------                   ----------
RESEARCH, DEVELOPMENT, & TESTING SERVICES                                                        0.80%                       1.11%
-----------------------------------------------------------------------------------------------------------------------------------
American Superconductor Corp.*                                                          -           -                50       613
IMS Health, Inc.                                                                      200       3,902               575    11,218
Paradigm Geophysical Ltd.* (Israel) (Note 6)                                            -           -               150       659
                                                                                           -----------                   ----------
                                                                                                3,902                      12,490
                                                                                           -----------                   ----------
RETAIL SPECIALTY STORES                                                                          0.78%                       1.98%
-----------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                              50       1,480               175     5,180
Hancock Fabrics, Inc.                                                                   -           -                25       329
Omnicare, Inc.                                                                          -           -                75     1,866
Staples, Inc.*                                                                        125       2,337               775    14,493
Syms Corp.*                                                                             -           -                75       426
                                                                                           -----------                   ----------
                                                                                                3,817                      22,294
                                                                                           -----------                   ----------





                                                               MAXIMUM HORIZON
                                                                  PORTFOLIO
                                                              -----------------
                                                                        VALUE
                                                              SHARES  (NOTE 2)
-------------------------------------------------------------------------------
NATIONAL & STATE COMMERCIAL BANKS                                         6.39%
-------------------------------------------------------------------------------
Bank of New York Company, Inc.                                   150  $  6,120
MBNA Corp.                                                       125     4,400
Mellon Financial Corp.                                           150     5,643
State Street Corp.                                                50     2,612
                                                                      ---------
                                                                        18,775

NON-DEPOSITORY CREDIT INSTITUTIONS                                        0.91%
-------------------------------------------------------------------------------
American Express Co.                                              75     2,677
                                                                      ---------
OIL & GAS EXTRACTION & RELATED SERVICES                                   5.46%
-------------------------------------------------------------------------------
Atwood Oceanics, Inc.*                                             -         -
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 6)     275     6,113
Pride International, Inc.*                                         -         -
Schlumberger Ltd.                                                150     8,242
Stolt Offshore S.A. - ADR* (United Kingdom) (Note 6)               -         -
Transocean Sedco Forex, Inc.                                      50     1,691
                                                                      ---------
                                                                        16,046
                                                                      ---------
PAPER & ALLIED PRODUCTS                                                   4.40%
-------------------------------------------------------------------------------
Aracruz Celulose S.A. - ADR (Brazil) (Note 6)                    300     5,454
Kimberly-Clark Corp.                                             125     7,475
                                                                      ---------
                                                                        12,929
                                                                      ---------
PRIMARY METAL INDUSTRIES                                                  1.57%
-------------------------------------------------------------------------------
Intermet Corp.                                                     -         -
Norddeutsche Affinerie AG (Germany) (Note 6)                       -         -
Texas Industries, Inc.                                           125     4,613
                                                                      ---------
                                                                         4,613
                                                                      ---------
RESEARCH, DEVELOPMENT, & TESTING SERVICES                                 1.16%
-------------------------------------------------------------------------------
American Superconductor Corp.*                                     -         -
IMS Health, Inc.                                                 175     3,414
Paradigm Geophysical Ltd.* (Israel) (Note 6)                       -         -
                                                                      ---------
                                                                         3,414
                                                                      ---------
RETAIL SPECIALTY STORES                                                   1.62%
-------------------------------------------------------------------------------
CVS Corp.                                                         50     1,480
Hancock Fabrics, Inc.                                              -         -
Omnicare, Inc.                                                     -         -
Staples, Inc.*                                                   175     3,273
Syms Corp.*                                                        -         -
                                                                      ---------
                                                                         4,753
                                                                      ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  December  31,  2001





                                                                              EXETER INSURANCE FUND, INC.
                                                    -----------------------------------------------------------------------------
                                                                     MODERATE GROWTH                    GROWTH      MAXIMUM HORIZON
                                                                        PORTFOLIO                      PORTFOLIO        PORTFOLIO
                                                    -----------------------------------------------------------------------------
                                                                                    VALUE                        VALUE
                                                              SHARES              (NOTE 2)        SHARES       (NOTE 2)   SHARES
---------------------------------------------------------------------------------------------------------------------------------
SECURITIES & COMMODITY BROKERS & DEALERS                                               0.89%                       1.12%
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Company, Inc.                                                50  $    2,606               125  $  6,515       75
Morgan Stanley Dean Witter & Co.                                              -           -                 -         -       50
Stilwell Financial, Inc.                                                      -           -                 -         -      125
T. Rowe Price Group, Inc.                                                    50       1,736               175     6,078      125
                                                                                 -----------                   ---------
                                                                                      4,342                      12,593
                                                                                 -----------                   ---------
SOCIAL SERVICES                                                                           -                        0.13%
---------------------------------------------------------------------------------------------------------------------------------
Sunrise Assisted Living, Inc.*                                                -           -                50     1,455        -
                                                                                 -----------                   ---------
TECHNICAL INSTRUMENTS & SUPPLIES                                                       4.08%                       6.04%
---------------------------------------------------------------------------------------------------------------------------------
LABORATORY ANALYTICAL INSTRUMENTS                                                      3.03%                       4.09%
Applera Corp. - Applied Biosystems Group                                    300      11,781               850    33,380      325
Biacore International AB - ADR (Sweden) (Note 6)*                             -           -                25       800        -
Bruker AXS, Inc.*                                                             -           -                75       490        -
Millipore Corp.                                                              50       3,035               175    10,623       50
Varian, Inc.*                                                                 -           -                25       811        -
                                                                                 -----------                   ---------
                                                                                     14,816                      46,104
                                                                                 -----------                   ---------
MISCELLANEOUS                                                                          1.05%                       1.95%
Apogent Technologies, Inc.*                                                   -           -                50     1,290        -
Boston Scientific Corp.*                                                      -           -                50     1,206        -
Eastman Kodak Co.                                                           175       5,150               600    17,658      175
Hologic, Inc.*                                                                -           -                50       464        -
Luminex Corp.*                                                                -           -                25       424        -
WebMD Corp.*                                                                  -           -               125       883        -
                                                                                 -----------                   ---------
                                                                                      5,150                      21,925
                                                                                 -----------                   ---------
                                                                                     19,966                      68,029
                                                                                 -----------                   ---------
TELECOMMUNICATION SERVICES                                                             4.65%                       6.05%
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE COMMUNICATIONS                                                               3.91%                       4.97%
AT&T Corp.                                                                    -           -                50       907        -
BellSouth Corp.                                                              50       1,908               175     6,676      125
SBC Communications, Inc.                                                    150       5,875               400    15,668      100
Telecomunicacoes Brasileiras S.A.
(Telebras) - ADR (Brazil) (Note 6)                                          225       9,000               640    25,600      175
Verizon Communications, Inc.                                                 50       2,373               150     7,119      100
                                                                                 -----------                   ---------
                                                                                     19,156                      55,970
                                                                                 -----------                   ---------
TELEVISION BROADCASTING STATIONS                                                       0.74%                       1.08%
Sinclair Broadcast Group, Inc.*                                               -           -                25       236        -
Walt Disney Co.                                                             175       3,626               575    11,914      150
                                                                                 -----------                   ---------
                                                                                      3,626                      12,150
                                                                                 -----------                   ---------
                                                                                     22,782                      68,120
                                                                                 -----------                   ---------







                                               MAXIMUM HORIZON
                                                   PORTFOLIO
                                               ----------------
                                                      VALUE
                                                    (NOTE 2)
-------------------------------------------------------------
SECURITIES & COMMODITY BROKERS & DEALERS                4.92%
-------------------------------------------------------------
Merrill Lynch & Company, Inc.                       $  3,909
Morgan Stanley Dean Witter & Co.                       2,797
Stilwell Financial, Inc.                               3,403
T. Rowe Price Group, Inc.                              4,341
                                                    ---------
                                                      14,450
                                                    ---------
SOCIAL SERVICES                                            -
-------------------------------------------------------------
Sunrise Assisted Living, Inc.*                             -
                                                    ---------
TECHNICAL INSTRUMENTS & SUPPLIES                        7.13%
-------------------------------------------------------------
LABORATORY ANALYTICAL INSTRUMENTS                       5.38%
Applera Corp. - Applied Biosystems Group              12,763
Biacore International AB - ADR (Sweden) (Note 6)*          -
Bruker AXS, Inc.*                                          -
Millipore Corp.                                        3,035
Varian, Inc.*                                              -
                                                    ---------
                                                      15,798
                                                    ---------
MISCELLANEOUS                                           1.75%
Apogent Technologies, Inc.*                                -
Boston Scientific Corp.*                                   -
Eastman Kodak Co.                                      5,150
Hologic, Inc.*                                             -
Luminex Corp.*                                             -
WebMD Corp.*                                               -
                                                    ---------
                                                       5,150
                                                    ---------
                                                      20,948
                                                    ---------
TELECOMMUNICATION SERVICES                              8.02%
-------------------------------------------------------------
TELEPHONE COMMUNICATIONS                                6.96%
AT&T Corp.                                                 -
BellSouth Corp.                                        4,769
SBC Communications, Inc.                               3,917
Telecomunicacoes Brasileiras S.A.
(Telebras) - ADR (Brazil) (Note 6)                     7,000
Verizon Communications, Inc.                           4,746
                                                    ---------
                                                      20,432
                                                    ---------
TELEVISION BROADCASTING STATIONS                        1.06%
Sinclair Broadcast Group, Inc.*                            -
Walt Disney Co.                                        3,108
                                                    ---------
                                                       3,108
                                                    ---------
                                                      23,540
                                                    ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  December  31,  2001





                                                                                   EXETER INSURANCE FUND, INC.
                                                         -----------------------------------------------------------------------
                                                                           MODERATE GROWTH                      GROWTH
                                                                             PORTFOLIO                         PORTFOLIO
                                                         -----------------------------------------------------------------------
                                                                                          VALUE                         VALUE
                                                                    SHARES              (NOTE 2)         SHARES       (NOTE 2)
--------------------------------------------------------------------------------------------------------------------------------
TEXTILE MILL PRODUCTS                                                                           -                         0.14%
--------------------------------------------------------------------------------------------------------------------------------
Albany International Corp. - Class A                                                -  $        -                 75  $  1,628
                                                                                       -----------                    ----------
TRANSPORTATION                                                                               1.00%                        1.58%
--------------------------------------------------------------------------------------------------------------------------------
EQUIPMENT                                                                                       -                         0.13%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR
(Brazil) (Note 6)                                                                   -           -                 25       553
Wabtec Corp.                                                                        -           -                 75       923
                                                                                       -----------                    ----------
                                                                                                -                        1,476
                                                                                       -----------                    ----------
RAILROAD                                                                                        -                         0.09%
Kansas City Southern Industries, Inc.*                                              -           -                 75     1,060
                                                                                       -----------                    ----------
WATER                                                                                        1.00%                        1.36%
Carnival Corp.                                                                    175       4,914                500    14,040
Trico Marine Services, Inc.*                                                        -           -                175     1,321
                                                                                       -----------                    ----------
                                                                                            4,914                       15,361
                                                                                       -----------                    ----------
                                                                                            4,914                       17,897
                                                                                       -----------                    ----------
TOTAL COMMON STOCK                                                                        197,875                      667,873
                                                                                       -----------                    ----------
Identified Cost                                                                           189,393                      632,818


                                                         PRINCIPAL                                  PRINCIPAL
                                                         AMOUNT                                     AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES                                                                    24.49%                       22.62%
--------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS                                                                         15.60%                       19.92%
U.S. Treasury Bond, 6.875%, 8/15/2025                   $                     16,000      18,255   $              -         -
U.S. Treasury Bond, 6.50%, 11/15/2026                                               -           -             35,000    38,399
U.S. Treasury Bond, 5.50%, 8/15/2028                                           60,000      58,132            192,000   186,022
                                                                                       -----------                    ----------
TOTAL U.S. TREASURY BONDS                                                                  76,387                      224,421
                                                                                       -----------                    ----------
Identified Cost                                                                            74,804                      218,030

U.S. TREASURY NOTES                                                                          8.89%                        2.70%
U.S. Treasury Note, 2.75%, 10/31/2003                                               -           -                  -         -
U.S. Treasury Note, 6.75%, 5/15/2005                                           35,000      38,054                  -         -
U.S. Treasury Note, 4.625%, 5/15/2006                                               -           -             30,000    30,418
U.S. Treasury Note, 6.50%, 10/15/2006                                           5,000       5,446                  -         -
                                                                                       -----------                    ----------
TOTAL U.S. TREASURY NOTES                                                                  43,500                       30,418
                                                                                       -----------                    ----------
Identified Cost                                                                            41,209                       31,290








                                                             MAXIMUM HORIZON
                                                                PORTFOLIO
                                                         ----------------------
                                                                       VALUE
                                                           SHARES    (NOTE 2)
------------------------------------------------------------------------------
TEXTILE MILL PRODUCTS                                                       -
------------------------------------------------------------------------------
Albany International Corp. - Class A                              -  $      -
                                                                     ---------
TRANSPORTATION                                                           1.49%
------------------------------------------------------------------------------
EQUIPMENT                                                                   -
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR
(Brazil) (Note 6)                                                 -         -
Wabtec Corp.                                                      -         -
                                                                     ---------
                                                                            -
                                                                     ---------
RAILROAD                                                                 0.06%
Kansas City Southern Industries, Inc.*                           12       170
                                                                     ---------
WATER                                                                    1.43%
Carnival Corp.                                                  150     4,212
Trico Marine Services, Inc.*                                      -         -
                                                                     ---------
                                                                        4,212
                                                                     ---------
                                                                        4,382
                                                                     ---------
TOTAL COMMON STOCK                                                    236,179
                                                                     ---------
Identified Cost                                                       232,740


                                                         PRINCIPAL
                                                         AMOUNT
------------------------------------------------------------------------------
U.S. TREASURY SECURITIES                                                15.00%
------------------------------------------------------------------------------
U.S. TREASURY BONDS                                                      9.90%
U. S. Treasury Bond, 6.875%, 8/15/2025                   $        -         -
U.S. Treasury Bond, 6.50%, 11/15/2026                             -         -
U.S. Treasury Bond, 5.50%, 8/15/2028                         30,000    29,066
                                                                     ---------
TOTAL U.S. TREASURY BONDS                                              29,066
                                                                     ---------
Identified Cost                                                        29,436

U.S. TREASURY NOTES                                                      5.10%
U.S. Treasury Note, 2.75%, 10/31/2003                        15,000    14,968
U.S. Treasury Note, 6.75%, 5/15/2005                              -         -
U.S. Treasury Note, 4.625%, 5/15/2006                             -         -
U.S. Treasury Note, 6.50%, 10/15/2006                             -         -
                                                                     ---------
TOTAL U.S. TREASURY NOTES                                              14,968
                                                                     ---------
Identified Cost                                                        14,957



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  December  31,  2001





                                                                      EXETER INSURANCE FUND, INC.
                                        ------------------------------------------------------------------------------------
                                                         MODERATE GROWTH                        GROWTH         MAXIMUM HORIZON
                                                            PORTFOLIO                          PORTFOLIO          PORTFOLIO
                                        ------------------------------------------------------------------------------------
                                                 PRINCIPAL                            PRINCIPAL                   PRINCIPAL
                                                  AMOUNT/                VALUE         AMOUNT/          VALUE      AMOUNT/
                                                   SHARES              (NOTE 2)         SHARES        (NOTE 2)      SHARES
----------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES                                        $  119,887                     $  254,839
                                                                      -----------                    -----------
Identified Cost                                                          116,013                        249,320
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES                                                   32.61%                         14.94%
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Note,
5.28%, 1/6/2004                         $                          -           -   $         25,000      25,931   $        -
Federal Home Loan Mortgage Corp. Note,
5.25%, 2/15/2004                                              15,000      15,550                  -           -            -
Federal Home Loan Mortgage Corp. Note,
4.50%, 8/15/2004                                              55,000      56,046                  -           -            -
Federal Home Loan Mortgage Corp. Note,
6.625%, 9/15/2009                                                  -           -             30,000      31,938            -
Federal National Mortgage Association
Note, 5.75%, 4/15/2003                                        10,000      10,403                  -           -            -
Federal National Mortgage Association
Note, 6.50%, 8/15/2004                                        25,000      26,746                  -           -            -
Federal National Mortgage Association
Note, 6.00%, 12/15/2005                                            -           -            105,000     110,442            -
Federal National Mortgage Association
Note, 5.25%, 6/15/2006                                        50,000      50,900                  -           -            -
                                                                      -----------                    -----------
TOTAL U.S. GOVERNMENT AGENCIES                                           159,645                        168,311
                                                                      -----------                    -----------
Identified Cost                                                          159,622                        160,187
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                                      2.19%                          3.17%
----------------------------------------------------------------------------------------------------------------------------
Dreyfus Treasury Cash Management Fund                         10,761      10,761             35,706      35,706        9,667
                                                                      -----------                    -----------
Identified Cost                                                           10,761                         35,706

                                                                           99.71%                        100.01%
TOTAL INVESTMENTS                                                        488,168                      1,126,729
                                                                      -----------                    -----------
Identified Cost                                                          475,789                      1,078,031

                                                                            0.29%                        (0.01%)
OTHER ASSETS, LESS LIABILITIES                                             1,414                           (114)
                                                                      -----------                    -----------
                                                                             100%                           100%
NET ASSETS                                                            $  489,582                     $1,126,615
                                                                      ===========                    ===========






                                     MAXIMUM HORIZON
                                        PORTFOLIO
                                    -----------------
                                          VALUE
                                        (NOTE 2)
-------------------------------------------------
TOTAL U.S. TREASURY SECURITIES          $ 44,034
                                        ---------
Identified Cost                           44,393
-------------------------------------------------
U.S. GOVERNMENT AGENCIES                       -
-------------------------------------------------
Federal Home Loan Bank Note,
5.28%, 1/6/2004                                -
Federal Home Loan Mortgage Corp. Note,
5.25%, 2/15/2004                               -
Federal Home Loan Mortgage Corp. Note,
4.50%, 8/15/2004                               -
Federal Home Loan Mortgage Corp. Note,
6.625%, 9/15/2009                              -
Federal National Mortgage Association
Note, 5.75%, 4/15/2003                         -
Federal National Mortgage Association
Note, 6.50%, 8/15/2004                         -
Federal National Mortgage Association
Note, 6.00%, 12/15/2005                        -
Federal National Mortgage Association
Note, 5.25%, 6/15/2006                         -
                                        ---------
TOTAL U.S. GOVERNMENT AGENCIES                 -
                                        ---------
Identified Cost                                -
-------------------------------------------------
SHORT-TERM INVESTMENTS                      3.29%
-------------------------------------------------
Dreyfus Treasury Cash Management Fund      9,667
                                        ---------
Identified Cost                            9,667

                                           98.71%
TOTAL INVESTMENTS                        289,880
                                        ---------
Identified Cost                          286,800

                                            1.29%
OTHER ASSETS, LESS LIABILITIES             3,785
                                        ---------
                                             100%
NET ASSETS                              $293,665
                                        =========




*Non-income  producing  security
ADR  -  American  Depository  Receipt
GDR  -  Global  Depository  Receipt

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  December  31,  2001





                                                            EXETER INSURANCE FUND, INC.
                                          -----------------------------------------------------------------------
                                                 MODERATE GROWTH          GROWTH     MAXIMUM HORIZON
                                                   PORTFOLIO            PORTFOLIO      PORTFOLIO
                                          -----------------------------------------------------------------------
FEDERAL TAX INFORMATION:

At December 31, 2001, the net unrealized appreciation based on identified cost for federal income tax purposes were as follows:
Identified cost for federal income tax    $  477,395                    $1,083,614   $289,155

Unrealized appreciation                       20,163                        82,820     19,097
Unrealized depreciation                       (9,390)                      (39,705)   (18,372)
                                          ---------------------------  -----------  ----------
UNREALIZED APPRECIATION - NET             $   10,773                    $   43,115   $    725
                                         ============================  ===========  ==========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Assets  and  Liabilities


December  31,  2001





                                                               EXETER INSURANCE FUND, INC.
                                               ----------------------------------------------------------
                                                     MODERATE GROWTH           GROWTH    MAXIMUM HORIZON
                                                        PORTFOLIO            PORTFOLIO      PORTFOLIO
                                               ----------------------------  ----------  ----------------
ASSETS:
Investments in securities (Note 2):
At value*                                      $                    488,168  $1,126,729  $        289,880
Foreign currency, at value                                                4           -                 -
Receivable for securities sold                                            -           -             1,840
Interest receivable                                                   4,123       5,971               694
Dividends receivable                                                    176         519               228
Foreign tax reclaims receivable                                          27          68                17
Receivable from investment advisor (Note 3)                          12,400       9,181            14,875
Prepaid expenses                                                          -           -               280
                                               ----------------------------  ----------  ----------------
TOTAL ASSETS                                                        504,898   1,142,468           307,814
                                               ----------------------------  ----------  ----------------

LIABILITIES:

Accrued fund accounting fee (Note 3)                                  8,816       9,254             8,642
Audit fee payable                                                     5,500       5,500             5,500
Payable for fund shares repurchased                                     810         270                 7
Other payables and accrued expenses                                     190         829                 -
                                               ----------------------------  ----------  ----------------
TOTAL LIABILITIES                                                    15,316      15,853            14,149
                                               ----------------------------  ----------  ----------------
NET ASSETS                                     $                    489,582  $1,126,615  $        293,665
                                               ============================  ==========  ================
NET ASSETS CONSIST OF:

Capital stock                                  $                        441  $      801  $            266
Additional paid-in-capital                                          452,783     983,787           277,412
Undistributed net investment income                                  14,142      26,329             3,394
Accumulated net realized gain on investments                          9,836      67,000             9,513
Net unrealized appreciation on investments                           12,380      48,698             3,080
                                               ----------------------------  ----------  ----------------
TOTAL NET ASSETS                               $                    489,582  $1,126,615  $        293,665
                                               ============================  ==========  ================
SHARES OUTSTANDING                                                   44,089      80,096            26,699

NET ASSET VALUE, OFFERING PRICE
AND REDEMPTION PRICE PER SHARE                 $                      11.10  $    14.07  $          11.00
                                               ============================  ==========  ================
*At identified cost                            $                    475,789  $1,078,031  $        286,800
                                               ============================  ==========  ================



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Operations


For  the  Year  Ended  December  31,  2001





                                                                         EXETER INSURANCE FUND, INC.
                                                    -------------------------------------------------------------
                                                           MODERATE GROWTH           GROWTH      MAXIMUM HORIZON
                                                              PORTFOLIO             PORTFOLIO       PORTFOLIO
                                                    -------------------------------------------------------------
INVESTMENT INCOME:
Interest                                            $                     15,908   $   26,310   $          2,133
Dividends*                                                                 3,542       10,550              4,662
                                                    -----------------------------  -----------  -----------------
Total Investment Income                                                   19,450       36,860              6,795
                                                    -----------------------------  -----------  -----------------
EXPENSES:

Management fee (Note 3)                                                    4,828       10,688              2,864
Fund accounting fee (Note 3)                                              51,954       54,170             51,259
Directors' fee (Note 3)                                                    9,500        9,500              9,500
Audit fee                                                                  7,291        7,327              7,286
Custodian fee                                                              1,600        4,900              1,900
Miscellaneous                                                              4,017        4,396              3,973
                                                    -----------------------------  -----------  -----------------
Total Expenses                                                            79,190       90,981             76,782

Less Reduction of Expenses (Note 3)                                      (73,412)     (78,191)           (73,346)
                                                    -----------------------------  -----------  -----------------
Net Expenses                                                               5,778       12,790              3,436
                                                    -----------------------------  -----------  -----------------
NET INVESTMENT INCOME                                                     13,672       24,070              3,359
                                                    -----------------------------  -----------  -----------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:

Net realized gain (loss) on -
Investments                                                                9,876       68,255              9,550
Foreign currency and other assets and liabilities                             (2)          (5)                (1)
                                                    -----------------------------  -----------  -----------------
                                                                           9,874       68,250              9,549
                                                    -----------------------------  -----------  -----------------
Net change in unrealized appreciation on -
Investments                                                               (7,069)     (37,176)           (16,838)
Foreign currency and other assets and liabilities                              1            -                  -
                                                    -----------------------------  -----------  -----------------
                                                                          (7,068)     (37,176)           (16,838)
                                                    -----------------------------  -----------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                                             2,806       31,074             (7,289)
                                                    -----------------------------  -----------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                           $                     16,478   $   55,144   $         (3,930)
                                                    =============================  ===========  =================
*Net of foreign taxes withheld                                                78          314                110



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets





                                                                               EXETER INSURANCE FUND, INC.
                                                      -----------------------------------------------------------------
                                                                           MODERATE GROWTH               GROWTH
                                                                             PORTFOLIO                  PORTFOLIO
                                                      -----------------------------------------------------------------
                                                                      FOR THE YEARS ENDED          FOR THE YEARS ENDED
                                                                12/31/01              12/31/00          12/31/01
                                                      -----------------------------  -----------  ---------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                 $                     13,672   $   10,770   $             24,070
Net realized gain on investments                                             9,874       19,981                 68,250
Net change in unrealized appreciation (depreciation)
on investments                                                              (7,068)      18,308                (37,176)
                                                      -----------------------------  -----------  ---------------------
Net increase (decrease) from operations                                     16,478       49,059                 55,144
                                                      -----------------------------  -----------  ---------------------
DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                                                 (10,780)      (6,452)               (26,611)
From net realized gain on investments                                      (19,977)      (1,782)                48,095)
                                                      -----------------------------  -----------  ---------------------
Total distributions to shareholders                                        (30,757)      (8,234)               (74,706)
                                                      -----------------------------  -----------  ---------------------
CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions
(Note 5)                                                                    20,944      156,584                119,221
                                                      -----------------------------  -----------  ---------------------
Net increase (decrease) in net assets                                        6,665      197,409                 99,659

NET ASSETS:

Beginning of year                                                          482,917      285,508              1,026,956
                                                      -----------------------------  -----------  ---------------------
END OF YEAR                                           $                    489,582   $  482,917   $          1,126,615
                                                      =============================  ===========  =====================
Undistributed net investment income of                $                     14,142   $   10,774   $             26,329



                                                              EXETER INSURANCE FUND, INC.
                                                    -------------------------------------------------
                                                         GROWTH               MAXIMUM HORIZON
                                                        PORTFOLIO                 PORTFOLIO
                                                    -------------------------------------------------
                                                 FOR THE YEARS ENDED         FOR THE YEARS ENDED
                                                       12/31/00          12/31/01          12/31/00
                                                      -----------  ---------------------  ----------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                 $   25,903   $              3,359   $   3,718
Net realized gain on investments                          51,886                  9,549      36,207
Net change in unrealized appreciation (depreciation)
on investments                                            80,152                (16,838)      8,821
                                                      -----------  ---------------------  ----------
Net increase (decrease) from operations                  157,941                 (3,930)     48,746
                                                      -----------  ---------------------  ----------
DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                               (12,582)               (11,704)     (4,880)
From net realized gain on investments                    (12,693)               (25,002)    (31,562)
                                                      -----------  ---------------------  ----------
Total distributions to shareholders                      (25,275)               (36,706)    (36,442)
                                                      -----------  ---------------------  ----------
CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions
(Note 5)                                                 369,242                 36,626      57,128
                                                      -----------  ---------------------  ----------
Net increase (decrease) in net assets                    501,908                 (4,010)     69,432

NET ASSETS:

Beginning of year                                        525,048                297,675     228,243
                                                      -----------  ---------------------  ----------
END OF YEAR                                           $1,026,956   $            293,665   $ 297,675
                                                      ===========  =====================  ==========
Undistributed net investment income of                $   26,608   $              3,394   $  11,702



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights




                                                                     EXETER INSURANCE FUND, INC.
                                            -----------------------------------------------------------------------------
                                                                      MODERATE GROWTH PORTFOLIO
                                            -----------------------------------------------------------------------------
                                                                        FOR THE YEARS ENDED
                                                      12/31/01             12/31/00    12/31/99    12/31/98    12/31/97
                                            -----------------------------  ----------  ----------  ----------  ----------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH YEAR):
NET ASSET VALUE - BEGINNING OF YEAR         $                      11.49   $   10.38   $   10.95   $   11.33   $   10.11
                                            -----------------------------  ----------  ----------  ----------  ----------
Income from investment operations:
Net investment income*                                              0.32        0.26        0.24        0.35        0.36
Net realized and unrealized gain on investments                     0.03        1.16        0.21        0.29        0.93
                                            -----------------------------  ----------  ----------  ----------  ----------
Total from investment operations                                    0.35        1.42        0.45        0.64        1.29
                                            -----------------------------  ----------  ----------  ----------  ----------
Less distributions to shareholders:
From net investment income                                         (0.26)      (0.24)      (0.34)      (0.36)      (0.07)
From net realized gain on investments                              (0.48)      (0.07)      (0.68)      (0.66)         --
                                            -----------------------------  ----------  ----------  ----------  ----------
Total distributions to shareholders                                (0.74)      (0.31)      (1.02)      (1.02)      (0.07)
                                            -----------------------------  ----------  ----------  ----------  ----------
NET ASSET VALUE - END OF YEAR               $                      11.10   $   11.49   $   10.38   $   10.95   $   11.33
                                            =============================  ==========  ==========  ==========  ==========
Total return1                                                       3.42%      13.80%       4.06%       6.25%      12.73%

Ratios (to average net assets)/Supplemental Data:
Expenses *                                                          1.20%       1.20%       1.20%       1.20%       1.20%
Net investment income *                                             2.83%       3.30%       3.62%       3.25%       3.35%
Portfolio turnover                                                    79%         47%        109%         69%         53%

NET ASSETS - END OF YEAR (000's omitted)    $                        490   $     483   $     286   $     153   $     144
                                            =============================  ==========  ==========  ==========  ==========

* The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses.  If these expenses had been incurred by the Portfolio, the expense ratios (to average net assets) would have been increased
as follows:                                                         15.20%      16.40%       8.00%       8.14%      12.96%




1Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.

The  accompanying  notes  are  an  integral  part  of  the financial statements.




                                                                 EXETER INSURANCE FUND, INC.
                                        ----------------------------------------------------------------------------
                                                                    GROWTH PORTFOLIO
                                        ----------------------------------------------------------------------------
                                                                   FOR THE YEARS ENDED
                                                  12/31/01              12/31/00    12/31/99    12/31/98    12/31/97
                                        -----------------------------  ----------  ----------  ----------  ----------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH YEAR):
NET ASSET VALUE - BEGINNING OF YEAR     $                      14.40   $   12.57   $   11.90   $   12.17   $   10.25
                                        -----------------------------  ----------  ----------  ----------  ----------
Income from investment operations:
Net investment income*                                         0.31        0.24        0.39        0.20        0.17
Net realized and unrealized gain on investments                0.37        1.95        1.10        0.01 2      1.80
                                        -----------------------------  ----------  ----------  ----------  ----------
Total from investment operations                               0.68        2.19        1.49        0.21        1.97
                                        -----------------------------  ----------  ----------  ----------  ----------
Less distributions to shareholders:
From net investment income                                    (0.36)      (0.18)      (0.37)      (0.09)      (0.05)
From net realized gain on investments                         (0.65)      (0.18)      (0.45)      (0.39)         --
                                        -----------------------------  ----------  ----------  ----------  ----------
Total distributions to shareholders                           (1.01)      (0.36)      (0.82)      (0.48)      (0.05)
                                        -----------------------------  ----------  ----------  ----------  ----------
NET ASSET VALUE - END OF YEAR           $                      14.07   $   14.40   $   12.57   $   11.90   $   12.17
                                        =============================  ==========  ==========  ==========  ==========
Total return1                                                   5.27%      17.57%      12.74%       2.07%      19.23%

Ratios (to average net assets)/Supplemental Data:
Expenses *                                                     1.20%       1.20%       1.20%       1.20%       1.20%
Net investment income *                                        2.25%       2.93%       2.45%       2.47%       2.42%
Portfolio turnover                                               85%         65%         82%        138%         90%

NET ASSETS - END OF YEAR (000's omitted)$                      1,127   $   1,027   $     525   $     615   $     318
                                        =============================  ==========  ==========  ==========  ==========
* The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses.  If these expenses had been incurred by the Portfolio, the expense ratios (to average net assets) would have been increased
as follows:                                                    7.31%       5.99%       2.91%       2.10%       9.78%




1Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.
2The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchase of fund shares in relation to fluctuating market values of the investments of the fund.
3As required, effective January 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies. The guide requires amortization of premiums and discounts on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to increase net investment income by $0.02, decrease net realized and unrealized gains and losses per share by $0.02 and increase the ratio of net investment income by 0.09%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

The  accompanying  notes  are  an  integral  part  of  the financial statements.




                                                                                    EXETER INSURANCE FUND, INC.
                                                      -----------------------------------------------------------------------------
                                                                                     MAXIMUM HORIZON PORTFOLIO
                                                      -----------------------------------------------------------------------------
                                                                                        FOR THE YEARS ENDED
                                                              12/31/2001             12/31/00    12/31/99    12/31/98    12/31/97
                                                      -----------------------------  ----------  ----------  ----------  ----------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH YEAR):
NET ASSET VALUE - BEGINNING OF YEAR                   $                      12.92   $   12.42   $   10.66   $   12.89   $   10.44
                                                      -----------------------------  ----------  ----------  ----------  ----------
Income from investment operations:
Net investment income*                                                        0.13        0.18        0.18        0.13        0.09
Net realized and unrealized gain (loss) on investments                       (0.45)       2.14        3.34       (0.08) 2     2.38
                                                      -----------------------------  ----------  ----------  ----------  ----------
Total from investment operations                                             (0.32)       2.32        3.52        0.05        2.47
                                                      -----------------------------  ----------  ----------  ----------  ----------
Less distributions to shareholders:
From net investment income                                                   (0.51)      (0.24)      (0.22)      (0.16)      (0.02)
From net realized gain on investments                                        (1.09)      (1.58)      (1.54)      (2.12)         --
                                                      -----------------------------  ----------  ----------  ----------  ----------
Total distributions to shareholders                                          (1.60)      (1.82)      (1.76)      (2.28)      (0.02)
                                                      -----------------------------  ----------  ----------  ----------  ----------
NET ASSET VALUE - END OF YEAR                         $                      11.00   $   12.92   $   12.42   $   10.66   $   12.89
                                                      =============================  ==========  ==========  ==========  ==========
Total return1                                                               (1.31%)      20.10%      34.28%       3.91%      23.69%

Ratios (to average net assets)/Supplemental Data:
Expenses *                                                                    1.20%       1.20%       1.20%       1.20%       1.20%
Net investment income*                                                        1.17%       1.44%       1.58%       1.08%       0.78%
Portfolio turnover                                                              94%         82%         89%        100%        120%

NET ASSETS - END OF YEAR (000's omitted)              $                        294   $     298   $     228   $     170   $     164
                                                      =============================  ==========  ==========  ==========  ==========
* The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses.  If these expenses had been incurred by the Portfolio, the expense ratios (to average net assets) would have been increased
as follows:                                                                  25.61%      20.74%       7.36%       7.23%      11.56%



1Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.
2The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchase of fund shares in relation to fluctuating market values of the investments of the fund.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements

1.     ORGANIZATION
Moderate Growth Portfolio, Growth Portfolio, and Maximum Horizon Portfolio are no-load diversified portfolios (collectively the "Portfolios") of Exeter Insurance Fund, Inc. The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It was established for the purpose of providing a vehicle for the investment of assets of various separate accounts which are in turn established exclusively for the purpose of providing an investment vehicle for variable annuity contracts. Currently, shares of the Fund are offered only to separate accounts funding variable annuity contracts issued by Keyport Life Insurance Company and Keyport Benefit Life Insurance Company.

The total authorized capital stock of the Fund consists of 500 million shares of common stock each having a par value of $0.01. As of December 31, 2001, the shares are currently classified into six classes of shares including: Moderate Growth Portfolio, Growth Portfolio, Maximum Horizon Portfolio, Equity Portfolio, Small Cap Portfolio, and Bond Portfolio. Currently, only shares of Moderate Growth Portfolio, Growth Portfolio, and Maximum Horizon Portfolio have been issued.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Interest income, including amortization of premium and accretion of discount securities, is earned from settlement date and accrued daily, according to the yield-to-maturity basis.

The Portfolios use the identified cost method for determining realized gains or losses on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  INCOME  TAXES
The Portfolios' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Portfolios are not subject to federal income tax to the extent that the Portfolios qualify as Regulated Investment Companies as defined in Subchapter M in the Internal Revenue Code and distribute to shareholders each year their taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax has been made in the financial statements.

Notes  to  Financial  Statements

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders  of  net  investment  income  are made annually.
Distributions of net realized gains, if any, are distributed annually. An additional distribution may be necessary to avoid taxation of the Portfolios. Distributions are recorded on the ex-dividend date.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolios and the amounts actually received. The effects of the changes in foreign currency exchange rates on securities are not stated separately in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

OTHER
The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of the revenues and expenses during the reporting period. Actual results could differ from those estimates.

CHANGE  IN  ACCOUNTING  PRINCIPLE
As required, effective January 1, 2001, the Series adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies. The guide requires amortization of premiums and discounts on an effective yield basis. Prior to January 1, 2001, the Series did not amortize market discount on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Portfolios, but resulted in the following changes, based on the securities held by the Portfolios on January 1, 2001:




Moderate Growth Portfolio
Increase accumulated undistributed net
investment income                                $  439
Decrease unrealized appreciation (depreciation)  $  439

Growth Portfolio
Increase accumulated undistributed net
investment income                                $1,640
Decrease unrealized appreciation (depreciation)  $1,640

Maximum Horizon Portfolio
Increase accumulated undistributed net
investment income                                $   10
Decrease unrealized appreciation (depreciation)  $   10



The  effect  of  this  change  for  the  year  ended  December  31,  2001  was:




Moderate Growth Portfolio
Increase net investment income                       $295
Decrease net unrealized appreciation (depreciation)  $ 52
Decrease net realized gains (losses)                 $243

Growth Portfolio
Increase net investment income                       $938
Decrease net unrealized appreciation (depreciation)  $591
Decrease net realized gains (losses)                 $347

Maximum Horizon Portfolio
Increase net investment income                       $  8
Decrease net unrealized appreciation (depreciation)  $  3
Decrease net realized gains (losses)                 $  5



The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

Notes  to  Financial  Statements

3.          TRANSACTIONS  WITH  AFFILIATES
The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management, for which each Portfolio pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.0% of each Portfolio's average daily net assets.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Portfolios with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Portfolios' organization. The Advisor also provides the Funds with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and of all personnel of the Fund, or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend which is allocated among all the Portfolios of the Fund. In addition, these Directors also receive a per meeting fee for each Portfolio of the Fund.

The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Portfolios in order to maintain total expenses for each of the Portfolios at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor did not impose its fee of $4,828 for Moderate Growth Portfolio, $10,688 for Growth Portfolio, and $2,864 for Maximum Horizon
Portfolio and assumed expenses amounting to $68,584 for Moderate Growth Portfolio, $67,503 for Growth Portfolio, and $70,482 for Maximum Horizon
Portfolio  for  the  year  ended  December  31,  2001.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. These services are provided at no additional cost to the Portfolios.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Portfolios.

The Advisor acts as the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each Portfolios' daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per Portfolio plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS will serve as sub-accounting services agent.

4.     PURCHASES  AND  SALES  OF  SECURITIES
Purchases and sales of securities, other than short-term securities, for the year ended December 31, 2001 were as follows:




                                     PURCHASES                      SALES
                                    -----------                    --------
PORTFOLIOS                 OTHER ISSUERS   GOVERNMENT   OTHER ISSUERS   GOVERNMENT
----------                 -------------   ----------   -------------   ----------
Moderate Growth Portfolio  $      201,239  $   194,717  $      147,978  $   199,179
Growth Portfolio                  611,141      369,367         503,082      371,884
Maximum Horizon Portfolio         207,896       89,727         191,038       60,713



5.          CAPITAL  STOCK  TRANSACTIONS

Transactions  in  capital  shares  of  the  Portfolios  were  as  follows:




                                 FOR THE YEAR                      FOR THE YEAR
                                ENDED 12/31/01                    ENDED 12/31/00
                               ---------------                   ----------------
PORTFOLIOS                     SHARES            AMOUNT          SHARES       AMOUNT
----------                    -------           -------         --------     --------
MODERATE GROWTH PORTFOLIO
Sold                                   --   $            --         14,760   $158,965
Reinvested                          2,924            30,757            753      8,234
Repurchased                          (865)           (9,813)          (985)   (10,615)
                           ---------------  ----------------  -------------  ---------
Net change                          2,059   $        20,944         14,528   $156,584
                           ===============  ================  =============  =========

Notes  to  Financial  Statements





                                     FOR THE YEAR              FOR THE YEAR
                                    ENDED 12/31/01            ENDED 12/31/00
                                   ---------------           ----------------
PORTFOLIOS                     SHARES            AMOUNT       SHARES    AMOUNT
----------                    -------           -------      --------  --------
GROWTH PORTFOLIO
Sold                                3,233   $        47,583   28,082   $349,088
Reinvested                          5,756            74,706    1,875     25,275
Repurchased                          (216)           (3,068)    (398)    (5,121)
                           ---------------  ----------------  -------  ---------
Net change                          8,773   $       119,221   29,559   $369,242
                           ===============  ================  =======  =========
MAXIMUM HORIZON PORTFOLIO
Sold                                   --   $            --    1,586   $ 20,740
Reinvested                          3,667            36,706    3,083     36,442
Repurchased                            (7)              (80)      (4)       (54)
                           ---------------  ----------------  -------  ---------
Net change                          3,660   $        36,626    4,665   $ 57,128
                           ===============  ================  =======  =========




6.     FOREIGN  SECURITIES
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

7.     FINANCIAL  INSTRUMENTS
The Portfolios may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Portfolios on December 31, 2001.

8.     DISTRIBUTIONS  TO  SHAREHOLDERS
As of December 31, 2001, the components of distributable earnings (excluding unrealized appreciation (depreciation) disclosed in the notes to the portfolio on page 12) on a tax basis were as follows:




                                Moderate Growth     Growth    Maximum Horizon
                                   Portfolio      Portfolio      Portfolio
                                ----------------  ----------  ----------------
Undistributed ordinary income   $         14,034  $   25,276  $          3,394
Undistributed short-term gains  $          7,239  $   34,999  $          9,021
Undistributed long-term gains   $          4,311  $   38,637  $          2,847



The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in timing of the recognition of gains or losses, including investments in passive foreign investment companies, market discount and losses deferred due to wash sales. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. The Portfolios may periodically make reclassifications among their capital accounts without impacting their net asset values. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid during the year ended December 31, 2001 were as follows:




                          Moderate Growth     Growth    Maximum Horizon
                             Portfolio      Portfolio      Portfolio
                          ----------------  ----------  ----------------
Ordinary income           $         10,780  $   26,611  $         11,704
Short-term capital gains  $         14,367  $   43,087  $         18,875
Long-term capital gains   $          5,610  $    5,008  $          6,127

Report  of  Independent  Accountants

TO  THE  SHAREHOLDERS  AND  THE  BOARD  OF  DIRECTORS  OF
EXETER  INSURANCE  FUND,  INC.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the three portfolios (identified in Note 1) of the Exeter Insurance Fund, Inc. (the "Fund"), at December 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS  LLP
BOSTON,  MASSACHUSETTS
FEBRUARY  12,  2002

Directors'  and  Officers'  Information  (unaudited)


The Statement of Additional Information is available with additional information about the Fund's directors and officers and can be obtained without charge by calling 1-800-466-3863 or on the EDGAR Database on the SEC Internet website (http:\\www.sec.gov).




Name:                                               B. Reuben Auspitz*
Address:                                            1100 Chase Square
                                                    Rochester, NY 14604
Age:                                                54
Current Position(s) Held with Fund:                 President & Director, Audit Committee Member
Term of Office & Length of Time Served:             N/A - Since 1995
Principal Occupation(s) During Past 5 Years:        Executive Vice President & Director, Manning & Napier Advisors, Inc.
                                                    President and Director, Manning & Napier Investor Services, Inc.
                                                    Director, Chairman, Treasurer and Member of various subsidiaries
                                                    Exeter Trust Co.
Number of Portfolios Overseen within Fund Complex:  20**
Other Directorships Held Outside Fund Complex:      Exeter Trust Co.
---------------------------------------------------------------------------------------------------------------------------------

Name:                                               Martin Birmingham
Address:                                            1100 Chase Square
                                                    Rochester, NY 14604
Age:                                                80
Current Position(s) Held with Fund:                 Director
Term of Office & Length of Time Served:             N/A - Since 1995
Principal Occupation(s) During Past 5 Years:        Trustee, The Freedom Forum (nonpartisan, international foundation)
Number of Portfolios Overseen within Fund Complex:  20**
Other Directorships Held Outside Fund Complex:      N/A
---------------------------------------------------------------------------------------------------------------------------------

Name:                                               Harris H. Rusitzky
Address:                                            1100 Chase Square
                                                    Rochester, NY 14604
Age:                                                66
Current Position(s) Held with Fund:                 Director, Audit Committee Member
Term of Office & Length of Time Served:             N/A - Since 1995
Principal Occupation(s) During Past 5 Years:        President, The Greening Group (business consultants)
Number of Portfolios Overseen within Fund Complex:  20**
Other Directorships Held Outside Fund Complex:      N/A
---------------------------------------------------------------------------------------------------------------------------------

Name:                                               Peter L. Faber
Address:                                            1100 Chase Square
                                                    Rochester, NY 14604
Age:                                                63
Current Position(s) Held with Fund:                 Director
Term of Office & Length of Time Served:             N/A - Since 1995
Principal Occupation(s) During Past 5 Years:        Partner, McDermott, Will & Emery (law firm)
Number of Portfolios Overseen within Fund Complex:  20**
Other Directorships Held Outside Fund Complex:      New York City Partnership & Chamber of Commerce, Inc.
---------------------------------------------------------------------------------------------------------------------------------

Name:                                               Stephen B. Ashley
Address:                                            1100 Chase Square
                                                    Rochester, NY 14604
Age:                                                61
Current Position(s) Held with Fund:                 Director, Audit Committee Member
Term of Office & Length of Time Served:             N/A - Since 1996
Principal Occupation(s) During Past 5 Years:        Chairman and Chief Executive Officer, The Ashley Group (property management and investment)
                                                    President, Genesee Corp. (holding company)
Number of Portfolios Overseen within Fund Complex:  20**
Other Directorships Held Outside Fund Complex:      Genesee Corp.
                                                    The Ashley Group
                                                    Fannie Mae
---------------------------------------------------------------------------------------------------------------------------------

Directors'  and  Officers'  Information  (unaudited)




Name:                                               Christine Glavin
Address:                                            1100 Chase Square
                                                    Rochester, NY 14604
Age:                                                35
Current Position(s) Held with Fund:                 Chief Financial & Accounting Officer, Treasurer
Term of Office & Length of Time Served:             N/A - Since 2001
Principal Occupation(s) During Past 5 Years:        Fund Accounting Manager, Manning & Napier Advisors, Inc.
                                                    Chief Financial & Accounting Officer, Treasurer
Number of Portfolios Overseen within Fund Complex:  20**
Other Directorships Held Outside Fund Complex:      N/A
---------------------------------------------------------------------------------------------------------------------------------

Name:                                               Jodi L. Hedberg
Address:                                            1100 Chase Square
                                                    Rochester, NY 14604
Age:                                                34
Current Position(s) Held with Fund:                 Corporate Secretary
Term of Office & Length of Time Served:             N/A - Since 1997
Principal Occupation(s) During Past 5 Years:        Compliance Manager, Manning & Napier Advisors, Inc. & Affiliates
                                                    Corporate Secretary
Number of Portfolios Overseen within Fund Complex:  20**
Other Directorships Held Outside Fund Complex:      N/A
---------------------------------------------------------------------------------------------------------------------------------




*Interested Director, within the meaning of the Investment Company Act of 1940 by reason of position with the investment advisor.
**Includes  portfolios  of  Exeter  Fund,  Inc.